Business Combination - Schedule of Pro Forma Consolidated Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Pro Forma Consolidated Financial Information [Abstract]
Revenue	$ 11,487	$ 5,453
Net income (loss)	$ (28,209)	$ (21,300)